MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Marketable Securities and Fair Value Measurement [Abstract]
MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS

NOTE 4 - MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS:

AFS securities as of December 31, 2022 and 2021, consisted of government bonds, municipal bonds, corporate debt securities, commercial paper and certificates of deposit. These marketable securities are recorded at fair value.

The following table sets forth the Company’s marketable securities for the periods indicated:

	December 31
	2022	2021
Government bonds *	339,684	264,265
Municipal bonds	2,551	2,925
Corporate debt securities	21,252	19,913
Commercial paper	4,195	-
Certificates of deposit	6,907	7,427
Total	374,589	294,530

* As of December 31, 2022 and 2021, consists of $1,502 and $4,039 non-U.S. government bonds, respectively.

The Company classifies AFS securities within Level 2 because it uses alternative pricing sources and models utilizing market observable inputs to determine their fair value. See also note 2(w).

The following table sets forth the Company’s financial assets as of December 31, 2022 and 2021, that are measured at fair value on a recurring basis during the period:

	December 31, 2022
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	339,684	348,687	(9,003)	-
Municipal bonds	2,551	2,674	(123)	-
Corporate debt securities	21,252	21,850	(612)	14
Commercial paper	4,195	4,195	-	-
Certificates of deposit	6,907	6,914	(7)	-
Total	374,589	384,320	(9,745)	14

	December 31, 2021
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	264,265	265,829	(1,635)	71
Municipal bonds	2,925	2,951	(26)	-
Corporate debt securities	19,913	20,041	(131)	3
Certificates of deposit	7,427	7,422	(1)	6
Total	294,530	296,243	(1,793)	80

As of December 31, 2022 and 2021, the Company considered, based on its evaluation, that the decreases in market value on relevant marketable securities were temporarily impaired and primarily attributable to changes in interest rates, and therefore did not result in an impairment charge in finance income (expenses), net.

As of December 31, 2022 and 2021, the Company’s debt securities and certificates of deposit had the following maturity dates:

	December 31
	2022	2021
Due within one year	243,094	61,120
1 to 2 years	124,037	141,034
2 to 3 years	7,458	92,376
Total	374,589	294,530